Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information
Entity Registrant Name	BALL CORP
Entity Central Index Key	0000009389
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY